Property and Equipment (Tables)	6 Months Ended
Jan. 31, 2023
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment
Property and equipment as of January 31, 2023 and 2022 consisted of the following (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
Computer hardware and purchased software	$907	$2,136
Furniture and fixtures	20	337
Leasehold improvements	114	243

Total property and equipment	1,041	2,716
Less: accumulated depreciation	(370)	(2,022)

Property and equipment, net	$671	$694

The table below provides the net values of property and equipment by geographic location as of January 31, 2023 and 2022 (in thousands):

	Successor	Predecessor
	January 31, 2023	January 31, 2022
United States	$473	$476
India	121	119
Chile	77	99

Property and equipment, net	$671	$694